Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Derivative [Line Items]
Amount of Loss Recognized in OCI	$ (11,081)	$ (30,749)	$ (68,634)	$ (52,238)
Interest expense
Derivative [Line Items]
Amount of Loss Recognized in OCI	(1,055)		(10,226)
Amount of Loss Reclassified from Accumulated OCI to Interest Expense	$ 482		$ 634
Amount of Loss Recognized in OCI		(4,570)		(7,402)
Amount of Gain Reclassified from Accumulated OCI to Interest Expense		$ 157		$ 408